Supplemental Cash Flow Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flow Supplemental Disclosures [Line Items]
Interest paid	$ 2,802	$ 1,854	$ 1,348
Income taxes net of refunds	46,819	45,137	37,361
Carrier Enterprise III
Cash Flow Supplemental Disclosures [Line Items]
Common stock issued for Carrier Enterprise III	93,250
Carrier Enterprise II
Cash Flow Supplemental Disclosures [Line Items]
Net assets of locations contributed to Carrier Enterprise II		$ 14,769